Capital management (Tables)	9 Months Ended
Jul. 31, 2023
Text Block [Abstract]
Summary of Regulatory Capital and Capital Ratios
The Bank’s regulatory capital, total loss absorbing capacity and leverage measures were as follows:

	As at
($ millions)	July 31 2023	April 30 2023	October 31 2022
	Revised Basel III	Revised Basel III	Basel III
Capital (1)(2)
Common Equity Tier 1 capital	$55,832	$55,520	$53,081
Net Tier 1 capital	64,016	63,688	61,262
Total regulatory capital	74,332	73,197	70,710
Total loss absorbing capacity (3)	134,207	127,815	126,565
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets (1)(2)(4)	$439,814	$451,063	$462,448
Leverage exposures (5)	1,551,344	1,530,107	1,445,619
Regulatory ratios (1)(2)
Common Equity Tier 1 capital ratio	12.7%	12.3%	11.5%
Tier 1 capital ratio	14.6%	14.1%	13.2%
Total capital ratio	16.9%	16.2%	15.3%
Total loss absorbing capacity ratio (3)	30.5%	28.3%	27.4%
Leverage ratio (5)	4.1%	4.2%	4.2%
Total loss absorbing capacity leverage ratio (3)	8.7%	8.4%	8.8%
(1)	Regulatory ratios and amounts reported as at Q3 2023 and Q2 2023 are under Revised Basel III requirements and are not directly comparable to ratios and amounts reported in Q4 2022.
(2)
Q3 2023 and Q2 2023 regulatory capital ratios are based on Revised Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (February 2023). Prior year regulatory capital ratios were prepared in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2018).

(3)	This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018).
(4)
As at July 31, 2023, CET1, Tier 1, Total Capital and TLAC RWA include a Basel III floor adjustment of $1.4 billion (April 30, 2023 – $8.2 billion and as at October 31, 2022, the Bank did not have a regulatory capital floor add-on
for CET1, Tier 1, Total Capital and TLAC RWA).

(5)
Q3 2023 and Q2 2023 leverage ratios are based on Revised Basel III requirements as determined in accordance with OSFI Guideline – Leverage Requirements (February 2023). Prior year leverage ratios were prepared in accordance with OSFI Guideline – Leverage Requirements (November 2018).